Statements of Changes in Shareholders' Equity ₪ in Thousands, $ in Thousands	ILS (₪)	USD ($)	Share capital ILS (₪)	Share capital USD ($)	[1]	Share premium ILS (₪)	Share premium USD ($)	Options ILS (₪)	Options USD ($)	Unrealized gain (loss) on available-for-sale financial assets ILS (₪)	Unrealized gain (loss) on available-for-sale financial assets USD ($)	Accumulated deficit ILS (₪)	Accumulated deficit USD ($)
Balance at Dec. 31, 2014	₪ 16,587					₪ 83,517		₪ 2,536		₪ 17		₪ (69,483)
Loss	(10,199)											(10,199)
Other comprehensive loss	(5)									(5)
Total comprehensive loss	(10,204)									(5)		(10,199)
Issuance of ordinary shares, net of issuance costs	26,417		[1]			26,417
Share-based compensation	745					745
Balance at Dec. 31, 2015	33,545		[1]			110,679		2,536		12		(79,682)
Loss	(9,184)											(9,184)
Other comprehensive loss	(6)									(6)
Total comprehensive loss	(9,190)									(6)		(9,184)
Expiration of Options series 3						1,101		(1,101)
Share-based compensation	1,261					1,261
Balance at Dec. 31, 2016	25,616		[1]			113,041		1,435		6		(88,866)
Loss	(34,551)	$ (9,966)										(34,551)
Other comprehensive loss	(6)									(6)
Total comprehensive loss	(34,557)	(9,968)								(6)		(34,551)
Issuance of ordinary shares, net of issuance costs	55,692		[1]			55,692
Exercise of employees options	18		[1]			18
Exercise of options	8,964		[1]			8,964
Expiration of options series 4						902		(902)
Expiration of options series 5						533		(533)
Share-based compensation	519					519
Balance at Dec. 31, 2017	₪ 56,252	$ 16,225	[1]			₪ 179,669	$ 51,823					₪ (123,417)	$ (35,598)

[1]	Represents an amount lower than NIS\USD 1.